                                              Securities Act File No. 333-136320

    As filed with the Securities and Exchange Commission on January 31, 2007

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                         Pre-Effective Amendment No. ___                     [ ]

                        Post-Effective Amendment No.1                        [X]

                         AEGON/TRANSAMERICA SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
               (Address of Principal Executive Offices) (Zip Code)

                                 (727) 299-1800
                  (Registrant's Area Code and Telephone Number)

                            Dennis P. Gallagher, Esq.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.

It is proposed that this filing become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

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                                  Janus Growth

This Post-Effective Amendment consists of the following:

     (1)  Facing Sheet of the Registration Statement

     (2)  Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14AE/A (File No. 333-136320) filed on September 1, 2006.

This Post-Effective Amendment is being filed solely to file Exhibit 12 to this Registration Statement on Form N-14, the final tax opinion.

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                                     PART C

                                OTHER INFORMATION

Item 15 Indemnification

     Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16 Exhibits

(1)  Certificate of Trust(a)

(2)  Bylaws(b)

(3)  Not Applicable

(4)  Form of Plan of Reorganization(c)

(5)  See Exhibits 1 and 2.

(6) (a) Investment Advisory Agreement on behalf of the portfolios of AEGON/Transamerica Series Trust with Transamerica Fund Advisors, Inc. ("TFAI") formerly, AEGON/Transamerica Fund Advisers, Inc.(d)

     (b)  Investment Advisory Agreement (updated Schedule A only)(e)

     (c)  Amendment to Investment Advisory Agreement dated January 1, 2005(f)

     (d)  Sub-Advisory Agreement on behalf of Transamerica Equity(g)

(7)  Distribution Agreement(h)

(8)  Trustees' Deferred Compensation Plan(i)

(9)  Custodian Agreement(j)

(10) Plan of Distribution(h)

(11) Opinion and Consent of Counsel(l)

(12) Opinion of Dechert LLP as to tax matters is filed herein.

(13) (a)  (i)  Administrative Services and Transfer Agency Agreement(j)

          (ii) Amendment to Administrative Services Agreement(k)

(14) Consent of Independent Registered Certified Public Accounting Firm(l)

(15) Not Applicable

(16) Powers of Attorney are filed herein.

(17) Form of proxy card(l)

----------
All exhibits filed previously are herein incorporated by reference.

(a) Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.

(b) Previously filed with Post-Effective Amendment No. 64 to the Registration Statement filed on June 3, 2005 and incorporated herein by reference.

(c) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (333-136320) as filed on September 1, 2006 and incorporated herein by reference.

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(d)  Previously filed with Post-Effective Amendment No. 53 to the Registration
     Statement filed on August 16, 2002 and incorporated herein by reference.

(e) Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(f) Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.

(g) Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.

(h) Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.

(i) Previously filed with Post-Effective Amendment No. 23 to the Registration Statement filed on April 19, 1996 and incorporated herein by reference.

(j) Previously filed with Post-Effective Amendment No. 26 to the Registration Statement filed on December 26, 1996 and incorporated herein by reference.

(k) Previously filed with Post-Effective Amendment No. 62 to the Registration Statement filed on February 25, 2005 and incorporated herein by reference.

(l) Previously filed with Registrant's Initial Registration Statement filed on Form N-14 as filed on September 1, 2006 (333-136320).

Item 17. Undertakings

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of St. Petersburg and State of Florida on the 15th day of December, 2006.

                                        AEGON/Transamerica Series Trust


                                        By: /s/ John K. Carter
                                            ------------------------------------
                                            John K. Carter
                                            President and Chief Executive
                                            Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Peter R. Brown                      Chairman & Trustee            December 15, 2006
-------------------------------------
Peter R. Brown*


/s/ Daniel Calabria                     Trustee                       December 15, 2006
-------------------------------------
Daniel Calabria*


/s/ Janice B. Case                      Trustee                       December 15, 2006
-------------------------------------
Janice B. Case*


/s/ Charles C. Harris                   Trustee                       December 15, 2006
-------------------------------------
Charles C. Harris*


/s/ Leo J. Hill                         Trustee                       December 15, 2006
-------------------------------------
Leo J. Hill*


/s/ Russell A. Kimball, Jr.             Trustee                       December 15, 2006
-------------------------------------
Russell A. Kimball, Jr.*


/s/ Norm R. Nielsen                     Trustee                       December 15, 2006
-------------------------------------
Norm R. Nielsen*


/s/ William W. Short, Jr.               Trustee                       December 15, 2006
-------------------------------------
William W. Short, Jr.*


/s/ John W. Waechter                    Trustee                       December 15, 2006
-------------------------------------
John W. Waechter*


/s/ John K. Carter                      Trustee, President and        December 15, 2006
-------------------------------------   Chief Executive Officer
John K. Carter


/s/ Glenn E. Brightman                  Sr. Vice President and        December 15, 2006
-------------------------------------   Principal Financial Officer
Glenn E. Brightman


/s/ Dennis P. Gallagher                                               December 15, 2006
-------------------------------------
*Signed by Dennis P. Gallagher
Attorney in Fact

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                                  EXHIBIT INDEX

(12) Opinion of Dechert LLP as to tax matters

(16) Powers of Attorney